Income Taxes - Summary of Net Operating Loss Carryforwards (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 1,695,386	$ 1,355,632
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	1,338,742	1,301,462
Canada [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	28,629	30,688
New Zealand [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 5,518	$ 4,203